Share-based compensation - Summary of Restricted Shares Activities (Detail) - Restricted shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2010 share incentive plan [Member]
Number of restricted shares
Unvested at beginning of period	1,260,000	5,184,500	6,652,040
Granted			800,000
Vested	(400,000)	(965,500)	(1,296,540)
Forfeited	(210,000)	(2,959,000)	(971,000)
Unvested at end of period	650,000	1,260,000	5,184,500	6,652,040
Vested and expected to vest	552,500	1,071,000	4,406,825	5,654,234
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant Date Fair Value, Granted			$ 0.81
2013 Plan [Member]
Number of restricted shares
Unvested at beginning of period		34,175
Vested			(27,475)
Forfeited			(6,700)
Unvested at end of period			34,175
2014 Plan [Member]
Number of restricted shares
Unvested at beginning of period	26,000	1,321,200	3,476,650
Vested	(26,000)	(228,200)	(1,318,450)
Forfeited		(1,067,000)	(837,000)
Unvested at end of period	26,000	26,000	1,321,200	3,476,650
Vested and expected to vest		22,100	1,123,020
2020 Incentive Plan
Number of restricted shares
Granted	31,091,840
Vested	(2,429,965)
Forfeited	(2,777,500)
Unvested at end of period	25,884,375
Vested and expected to vest	19,413,281
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant Date Fair Value, Granted	$ 0.83